Mar. 15, 2024
Short Duration Income Portfolio
Short Duration Income Portfolio

Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

March 15, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated March 15, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectus, Prospectus and Statement of Additional Information dated January 28, 2024, as amended

Short Duration Income Portfolio (the "Acquired Fund")

At a special meeting of shareholders of the Acquired Fund held on March 15, 2024, shareholders of the Acquired Fund ("Acquired Fund Shareholders") approved the reorganization of the Acquired Fund into Eaton Vance Short Duration Income ETF, a newly-created exchange-traded fund ("ETF") (the "Acquiring Fund"), which is a series of Morgan Stanley ETF Trust (the "Reorganization").

The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and is anticipated to occur (after the close of trading) on or about June 14, 2024 (the "Closing Date"). Except as noted below, Acquired Fund Shareholders will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with an aggregate value equal to the aggregate net asset value of their shares of the Acquired Fund ("Acquired Fund Shares") held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional shares of the Acquiring Fund ("Acquiring Fund Shares"), which cash payment may be taxable.

If you do not hold your Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares on the Closing Date, or if you hold your Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS"), on the Closing Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date. The liquidation of your investment and return of cash may be taxable. If you hold Acquired Fund Shares through an individual retirement account ("IRA") or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option. If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C GIDS, and do not take action to transfer the investment in the Acquired Fund to a different investment option, your Acquired Fund Shares will be exchanged for R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate net asset value of your Acquired Fund Shares unless you provide alternative direction prior to the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund. For further information regarding the Reorganization, please refer to the supplement to the Acquired Fund's Summary Prospectus, Prospectus and Statement of Additional Information dated January 29, 2024.

Effective April 1, 2024 (the "Effective Date"), the Acquired Fund will be closed to new investors. It is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Morgan Stanley mutual fund for Acquired Fund Shares and the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund will be on or about June 12, 2024.

Beginning on the Effective Date, the following fees and charges will be waived: (i) the sales charge on purchases of Class A shares of the Acquired Fund; (ii) the contingent deferred sales charge ("CDSC") on Class A and Class C shares of the Acquired Fund; (iii) the 12b-1 fees for Class A, Class L and Class C shares of the Acquired Fund; and (iv) any finder's fee payments applicable to any class of shares of the Acquired Fund. Also, effective on the Effective Date, any current Letter of Intent under which Class A shares of the Acquired Fund were purchased will be considered completed.

Accordingly, the Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:

Waiver of sales charge on purchases of Class A Shares and waiver of CDSC for Class A and C Shares	– The following is added at the end of the second paragraph under the "Fees and Expenses" section of the Summary Prospectus and under the "Fund Summary—Short Duration Income Portfolio—Fees and Expenses" section of the Prospectus:
Effective April 1, 2024, sales charges on purchases of Class A Shares of the Fund and deferred sales charges on redemptions of Class A or Class C Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" section of the Prospectus:
With respect to the Short Duration Income Portfolio only, effective April 1, 2024, sales charges on purchases of Class A Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—How to Redeem Fund Shares—CDSC Waivers on Class A and Class C Shares" section of the Prospectus:
With respect to the Short Duration Income Portfolio only, effective April 1, 2024, deferred sales charges on redemptions of Class A or Class C Shares of the Fund will be waived.

Please retain this supplement for future reference.